Components of Net Deferred Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Depreciation and amortization	$ 2,599	$ 2,366
Lease financings	1,040	1,093
Pension obligation	(49)	190
Reserves not deducted for tax	(401)	(331)
Credit losses on loans	(290)	(409)
Net operating loss carryover	(126)	(112)
Employee benefits	(544)	(543)
Equity investments	238	227
Other assets	(289)	(264)
Other liabilities	378	380
Net deferred tax liability	$ 2,556	$ 2,597